Business Combinations (Details) ₨ in Millions, $ in Millions	Feb. 03, 2022 INR (₨)	Apr. 06, 2023 USD ($)
Assets acquired
Trade payables | $		$ (21)
Nimbus Health Gmbh [Member]
Disclosure of detailed information about business combination [line items]
Cash	₨ 337
Payment through Escrow account	84
Total consideration	421
Assets acquired
Goodwill	260
Property, plant and equipment	2
Other intangible assets	106
Inventories	144
Trade receivables	45
Cash and cash equivalents	11
Other assets	2
Deferred tax asset	2
Trade payables	(141)
Other liabilities	(10)
Total net assets	₨ 421